Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and administrative:
Total stock-based compensation expense	$ 90,188	$ 131,321	$ 228,080	$ 233,646
General and administrative stock-based compensation expense [Member]
General and administrative:
Total stock-based compensation expense	51,724	114,527	131,808	208,567
General and administrative stock-based compensation expense [Member] | Restricted Stock Units (RSUs) [Member]
General and administrative:
Total stock-based compensation expense	27,033	114,527	84,112	208,567
General and administrative stock-based compensation expense [Member] | Stock Options [Member]
General and administrative:
Total stock-based compensation expense	24,691		47,696
Research and development stock-based compensation expense [Member]
General and administrative:
Total stock-based compensation expense	38,464	16,794	96,272	25,079
Research and development stock-based compensation expense [Member] | Restricted Stock Units (RSUs) [Member]
General and administrative:
Total stock-based compensation expense	16,795	16,794	33,587	25,079
Research and development stock-based compensation expense [Member] | Stock Options [Member]
General and administrative:
Total stock-based compensation expense	$ 21,669		$ 62,685